Business Combination (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
Schedule of represents the purchase price allocation at the dates of the acquisition
March 22, 2022
Cash and cash equivalents	$2,188
Other current assets	6,007,837
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Other non-current assets	29,142
Current liabilities	(7,937,436)
Other non-current liabilities	(2,854)
Goodwill	1,867,009
Total purchase price	$3,614,279

June 22, 2022
Cash and cash equivalents	$38,342
Other current assets	2,219,318
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Current liabilities	(1,681,573)
Goodwill	411,862
Total purchase price	$2,805,600

Schedule of purchase price allocation at the date of the acquisition
January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1

February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205